UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

 James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 4th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2014

Date of reporting period:  June 30, 2013

Item 1. Schedule of Investments.

Great Lakes Bond Fund
Schedule of Investments (Unaudited)
June 30, 2013

Description	Par	Value
CORPORATE BONDS - 57.9%
Consumer Discretionary - 6.1%
American Axle & Manufacturing, Inc.
6.625%, 10/15/2022	$75,000	$76,500
Ameristar Casinos, Inc.
7.500%, 04/15/2021	75,000	78,374
AutoZone, Inc.
3.125%, 07/15/2023	100,000	93,578
Avis Budget Finance, Inc.
8.250%, 01/15/2019	75,000	81,938
Belo Corp.
7.250%, 09/15/2027	75,000	77,063
Caesars Entertainment Operating Co., Inc.
5.375%, 12/15/2013	75,000	75,188
CCO Holdings LLC
6.625%, 01/31/2022	75,000	78,563
Isle Of Capri Casinos, Inc.
7.750%, 03/15/2019	75,000	79,312
Jarden Corp.
7.500%, 01/15/2020	75,000	80,625
KB Home
5.875%, 01/15/2015	75,000	78,563
Lamar Media Corp.
5.000%, 05/01/2023	75,000	72,375
LIN Television Corp.
6.375%, 01/15/2021	75,000	76,219
Macy's Retail Holdings, Inc.
2.875%, 02/15/2023	150,000	138,640
MGM Resorts International
6.625%, 12/15/2021	75,000	77,438
Pulte Group, Inc.
6.375%, 05/15/2033	75,000	70,500
Quiksilver, Inc.
6.875%, 04/15/2015	75,000	73,875
Service Corp. International
7.500%, 04/01/2027	60,000	65,850
Toys R Us, Inc.
7.375%, 10/15/2018	75,000	68,063
Viacom, Inc.
4.375%, 03/15/2043 (a)	150,000	127,718
Walt Disney Co.
1.100%, 12/01/2017	200,000	194,107
		1,764,489

Consumer Staples - 3.6%
Alliance One International, Inc.
10.000%, 07/15/2016	75,000	77,063
Bunge Ltd. Finance Corp.
3.200%, 06/15/2017	150,000	153,597
Cencosud
4.875%, 01/20/2023 (a)	150,000	147,794
Costco Wholesale Corp.
0.650%, 12/07/2015	100,000	99,863
Diageo Capital
4.828%, 07/15/2020	100,000	113,115
Dr. Pepper Snapple Group, Inc.
2.000%, 01/15/2020	175,000	165,252
Pepsico, Inc.
0.700%, 02/26/2016	100,000	99,298
Pilgrim's Pride Corp.
7.875%, 12/15/2018	75,000	80,250
Wesfarmers Ltd.
1.874%, 03/20/2018 (a)	100,000	98,320
		1,034,552
Energy - 5.8%
Alpha Natural Resources, Inc.
6.000%, 06/01/2019	75,000	61,313
Arch Coal, Inc.
8.750%, 08/01/2016	75,000	75,375
Chesapeake Oilfield Operation, LLC
6.625%, 11/15/2019 (a)	75,000	74,625
ConocoPhillips Co.
1.050%, 12/15/2017	125,000	120,759
Energy Partners Ltd.
8.250%, 02/15/2018	75,000	77,625
Forest Oil Corp.
7.250%, 06/15/2019	75,000	70,875
Halcon Resources Corp.
8.875%, 05/15/2021	75,000	73,125
Nuverra Environmental Solutions, Inc.
9.875%, 04/15/2018	20,000	21,100
Marathon Oil Corp.
2.800%, 11/01/2022	100,000	92,703
Niska Gas Storage US LLC
8.875%, 03/15/2018	75,000	78,187
Peabody Energy Corp.
7.875%, 11/01/2026	75,000	76,125
Petrobras International Finance Co.
5.375%, 01/27/2021	150,000	151,454
Petroleos Mexicanos
3.500%, 01/30/2023 (a)	150,000	138,750
Plains Exploration & Production Co.
6.875%, 02/15/2023	75,000	80,362
Sabine Pass Liquefaction
5.625%, 02/01/2021 (a)	75,000	72,938

Statoil
2.900%, 10/15/2014	200,000	205,825
2.450%, 01/17/2023	150,000	139,249
Stone Energy Corp.
7.500%, 11/15/2022	75,000	78,000
		1,688,390
Financials - 19.5%
Abbey National Treasury Services
4.000%, 04/27/2016	200,000	211,465
Aircastle Ltd.
6.750%, 04/15/2017	75,000	79,125
Ally Financial, Inc.
6.350%, 07/15/2019	75,000	75,119
American Express Co.
1.550%, 05/22/2018	150,000	145,794
AmeriGas Finance
7.000%, 05/20/2022	75,000	77,063
Bank of America Corp.
1.500%, 10/09/2015	100,000	99,828
5.625%, 07/01/2020	100,000	110,257
Bank of Montreal
0.800%, 11/06/2015	150,000	149,906
Bank of New York Mellon Corp.
0.700%, 10/23/2015	150,000	149,565
Capital One Financial Corp.
1.000%, 11/06/2015	200,000	197,401
Caterpillar Financial Services Corp.
0.700%, 11/06/2015	200,000	199,689
Citigroup, Inc.
4.500%, 01/14/2022	100,000	104,367
Covidien International Finance
2.950%, 06/15/2023	100,000	94,734
Daimler Finance North America, LLC
1.250%, 01/11/2016 (a)	150,000	149,115
Digital Realty Trust LP
3.625%, 10/01/2022	100,000	91,986
EPR Properties
5.750%, 08/15/2022	75,000	76,022
Export-Import Bank of Korea
5.875%, 01/14/2015	100,000	106,522
1.250%, 11/20/2015	100,000	99,107
Fifth Third Bank
1.450%, 02/28/2018	100,000	96,710
Ford Motor Credit Co. LLC
2.500%, 01/15/2016	125,000	126,167
General Electric Capital Corp.
1.600%, 11/20/2017	150,000	146,581
5.875%, 01/14/2038	100,000	110,447
Goldman Sachs Group, Inc.
5.250%, 07/27/2021	200,000	214,333

Harland Clarke Holdings Corp.
9.500%, 05/15/2015	61,000	60,619
HCP, Inc.
2.625%, 02/01/2020	150,000	140,730
Icahn Enterprises Finance Corp.
8.000%, 01/15/2018	75,000	78,938
ING Bank
3.000%, 09/01/2015 (a)	200,000	205,768
3.750%, 03/07/2017 (a)	150,000	157,131
Invesco Finance
3.125%, 11/30/2022	150,000	140,202
JPMorgan Chase & Co.
1.100%, 10/15/2015	100,000	99,446
3.250%, 09/23/2022	100,000	95,127
Kimco Realty Corp.
3.125%, 06/01/2023	125,000	115,893
Lender Processing Services, Inc.
5.750%, 04/15/2023	75,000	80,063
Met Life Global Funding I
3.000%, 01/10/2023 (a)	200,000	188,187
Morgan Stanley
1.750%, 02/25/2016	125,000	123,913
5.500%, 07/24/2020	200,000	215,692
People's United Financial, Inc.
3.650%, 12/06/2022	150,000	141,136
Post Apartment Homes LP
3.375%, 12/01/2022	175,000	163,825
Principal Financial Group, Inc.
3.125%, 05/15/2023	150,000	141,691
SLM Corp.
5.000%, 06/15/2018	75,000	72,933
Societe Generale
2.750%, 10/12/2017	150,000	150,532
Sumitomo Mitsui Banking Corp.
3.000%, 01/18/2023	150,000	141,584
Toyota Motor Credit Corp.
1.250%, 10/05/2017	150,000	145,805
Wells Fargo & Co.
1.500%, 01/16/2018	100,000	97,639
		5,668,157
Health Care - 4.0%
AbbVie, Inc.
1.200%, 11/06/2015 (a)	175,000	175,293
Aetna, Inc.
2.750%, 11/15/2022	200,000	184,571
Agilent Technologies, Inc.
3.200%, 10/01/2022	100,000	92,886
Allergan, Inc.
1.350%, 03/15/2018	100,000	97,548
Apria Healthcare Group, Inc.
12.375%, 11/01/2014	37,000	37,601
Biomet, Inc.
6.500%, 10/01/2020	75,000	75,188
Catholic Health Initiatives
2.950%, 11/01/2022	100,000	93,644

Dignity Health
4.500%, 11/01/2042	150,000	132,190
HCA, Inc.
5.875%, 05/01/2023	75,000	75,375
Tenet Healthcare Corp.
4.750%, 06/01/2020	75,000	75,697
Teva Pharmaceutical Finance III LLC
3.000%, 06/15/2015	100,000	103,957
		1,143,950
Industrials - 5.2%
ADT Corp.
4.125%, 06/15/2023	100,000	94,380
Canadian National Railway Co.
2.250%, 11/15/2022	150,000	139,547
Colt Defense, LLC
8.750%, 11/15/2017	50,000	37,500
Dun & Bradstreet Corp.
3.250%, 12/01/2017	50,000	50,414
Eaton Corp.
4.000%, 11/02/2032 (a)	150,000	140,709
General Dynamics Corp.
1.000%, 11/15/2017	200,000	193,000
Hutchison Whampoa International 12 II Ltd.
2.000%, 11/08/2017 (a)	200,000	194,689
Penske Truck Leasing Co. LP
2.875%, 07/17/2018 (a)	150,000	151,669
Rexel
5.250%, 06/15/2020 (a)	75,000	75,188
Roper Industries, Inc.
3.125%, 11/15/2022	150,000	142,042
Stanley Black & Decker, Inc.
2.900%, 11/01/2022	200,000	188,176
Tyco Electronics Group
1.600%, 02/03/2015	100,000	100,755
		1,508,069
Information Technology - 2.5%
Advanced Micro Devices, Inc.
8.125%, 12/15/2017	75,000	77,812
Amkor Technology, Inc.
6.375%, 10/01/2022	75,000	74,063
Arrow Electronics, Inc.
3.000%, 03/01/2018	100,000	99,964
Fiserv, Inc.
3.500%, 10/01/2022	100,000	95,097
Intel Corp.
1.350%, 12/15/2017	150,000	146,950
Iron Mountain, Inc.
5.750%, 08/15/2024	75,000	70,688
Oracle Corp.
2.500%, 10/15/2022	100,000	92,406
Seagate HDD Cayman
7.000%, 11/01/2021	75,000	80,625
		737,605

Materials - 5.2%
Agrium, Inc.
3.150%, 10/01/2022	115,000	108,327
Airgas, Inc.
3.250%, 10/01/2015	200,000	209,381
AK Steel Corp.
7.625%, 05/15/2020	75,000	64,500
Aleris International, Inc.
7.875%, 11/01/2020	75,000	77,250
ArcelorMittal
10.350%, 06/01/2019	75,000	89,063
6.750%, 02/25/2022	100,000	103,000
Ashland, Inc.
3.875%, 04/15/2018 (a)	75,000	74,531
Cascades, Inc.
7.750%, 12/15/2017	75,000	78,375
Dow Chemical Co.
3.000%, 11/15/2022	150,000	139,788
Hexion U.S. Finance Corp.
6.625%, 04/15/2020	55,000	55,138
Nexeo Solutions Finance Corp.
8.375%, 03/01/2018	75,000	75,000
Orion Engineered Carbons Finance
9.250%, 08/01/2019 (a)	75,000	75,375
Rentech Nitrogen Finance Corp.
6.500%, 04/15/2021 (a)	75,000	74,531
Southern Copper Corp.
5.250%, 11/08/2042	150,000	123,836
Teck Resources Ltd.
4.500%, 01/15/2021	90,000	90,552
United States Steel Corp.
7.500%, 03/15/2022	75,000	74,063
		1,512,710
Telecommunication Services - 3.1%
AT&T, Inc.
2.625%, 12/01/2022	200,000	183,442
Cincinnati Bell, Inc.
8.375%, 10/15/2020	75,000	77,625
Frontier Communications Corp.
9.000%, 08/15/2031	75,000	74,625
MetroPCS Wireless, Inc.
7.875%, 09/01/2018	75,000	80,250
Sprint Nextel Corp.
6.000%, 11/15/2022	75,000	73,875
Telefonica Emisiones
5.134%, 04/27/2020	200,000	205,520
Verizon Communications, Inc.
3.850%, 11/01/2042	150,000	124,968
Windstream Corp.
7.750%, 10/15/2020	75,000	78,000
		898,305

Utilities - 2.9%
Ameren Energy Generating Co.
7.000%, 04/15/2018	75,000	62,063
American Electric Power Co., Inc.
2.950%, 12/15/2022	150,000	139,918
Dominion Resources, Inc.
1.950%, 08/15/2016	75,000	76,555
Florida Power Corp.
5.900%, 03/01/2033	100,000	113,724
GDF Suez
2.875%, 10/10/2022 (a)	125,000	118,243
Georgia Power Co.
0.625%, 11/15/2015	150,000	148,801
NRG Energy, Inc.
7.875%, 05/15/2021	75,000	80,438
Pacific Gas & Electric Co.
3.250%, 06/15/2023	100,000	98,134
		837,876
TOTAL CORPORATE BONDS
(Cost $17,367,481)		16,794,103

MUNICIPAL BONDS - 11.3%
Burke County, Georgia Development Authority
5.750%, 10/01/2032 ^	255,000	257,502
5.750%, 10/01/2032 ^	85,000	85,834
Chester County, Pennsylvania Industrial Development Authority
5.000%, 01/01/2022	150,000	167,813
Connecticut Housing Finance Authority
Series B-2-2
5.100%, 11/15/2038	110,000	110,215
Illinois Health Facilities Authority
5.125%, 08/15/2022	80,000	80,009
5.000%, 08/15/2027	275,000	260,570
5.625%, 01/01/2028	155,000	155,344
Illinois Housing Development Authority
Series B
2.279%, 07/01/2019	110,000	105,562
Kentucky Housing Corp.
Series U
4.850%, 07/01/2027	150,000	150,788
Massachusetts Housing Finance Agency
Series D
4.850%, 06/01/2040	360,000	368,326
Missouri Housing Development Commission
Series 1
2.550%, 07/01/2020	200,000	193,620
New York Mortgage Agency
Series 176
3.375%, 10/01/2032	350,000	320,340
New York State Energy Research & Development Authority
Series A
5.150%, 11/01/2025	125,000	125,369
Philadelphia, Pennsylvania Airport Revenue
Series B
4.000%, 06/15/2023	220,000	222,840
Series D
5.250%, 06/15/2023	245,000	269,497

Phoenix-Mesa, Arizona Airport Authority
5.000%, 07/01/2024	95,000	100,499
Puerto Rico Sales Tax Financing Corp.
Series A
4.375%, 08/01/2020	190,000	199,232
4.750%, 08/01/2020	110,000	117,528
TOTAL MUNICIPAL BONDS
(Cost $3,399,120)		3,290,888

U.S. GOVERNMENT & AGENCY SECURITIES - 10.4%
Federal Home Loan Mortgage Corporation Pool
3.000%, 10/01/2032, #D99625	241,832	245,167
3.000%, 09/01/2042, #Q11194	229,458	224,260
3.000%, 11/01/2042, #C04306	291,000	284,171
Federal National Mortgage Association
Series 2013-M4, Class X1
4.119%, 02/25/2018 ^ (b)	396,822	60,619
Series 2012-M8, Class X1
2.378%, 12/25/2019 ^ (b)	1,244,761	117,705
Series 2012-M3, Class X1
0.461%, 01/25/2022 ^ (b)	3,426,302	78,401
Series 2012-M2, Class X
0.915%, 02/25/2022 ^ (b)	1,584,239	81,846
Series 2012-90, Class DA
1.500%, 03/25/2042	197,296	193,144
Federal National Mortgage Association Pool
5.170%, 06/01/2028, #468516	244,236	265,736
6.500%, 12/01/2036, #888112	162,591	181,661
5.500%, 05/01/2037, #916933	185,884	203,001
4.500%, 04/01/2041, #AL0215	147,074	156,891
3.000%, 12/01/2042, #AK8312	370,636	362,758
Government National Mortgage Association
Series 2011-27, Class B
3.000%, 09/16/2034	150,000	156,127
Series 2011-6, Class AC
2.850%, 12/16/2037	150,000	153,426
Series 2010-132, Class AD
3.147%, 05/16/2040	150,000	155,623
Series 2012-109, Class AB
1.388%, 09/16/2044	98,583	97,755
TOTAL U.S. GOVERNMENT & AGENCY SECURITIES
(Cost $3,057,610)		3,018,291

U.S. TREASURY SECURITIES - 6.9%
U.S. Treasury Notes
2.625%, 06/30/2014	500,000	512,110
2.250%, 01/31/2015	500,000	515,634
1.750%, 07/31/2015	500,000	514,199
1.625%, 11/15/2022	500,000	466,817
TOTAL U.S. TREASURY SECURITIES
(Cost $2,030,889)		2,008,760

	MORTGAGE BACKED SECURITIES - 6.0%
	Bank of America Commercial Mortgage Trust
	Series 2005-6, Class AM
	5.358%, 09/10/2047 ^	95,000	101,693
	Bear Stearns Commercial Mortgage Securities
	Series 2005-PW10, Class AM
	5.449%, 12/11/2040	150,000	160,698
	Series 2006-PW13, Class AM
	5.582%, 09/11/2041	102,000	111,755
	CD Commercial Mortgage Trust
	Series 2005-CD1, Class AM
	5.392%, 07/15/2044 ^	80,000	85,442
	CS First Boston Commercial Mortgage Trust
	Series 2003-29, Class 2A3
	5.500%, 12/25/2033	144,843	152,289
	Series 2005-C1, Class AJ
	5.075%, 02/15/2038	125,000	129,129
	GS Mortgage Securities Trust
	Series 2006-GG8, Class AM
	5.591%, 11/10/2039	150,000	163,172
	Series 2007-GG10, Class A4
	5.982%, 08/10/2045 ^	200,000	223,729
	JPMorgan Chase Commercial Mortgage Securities
	Series 2005-LDP4, Class AM
	4.999%, 10/15/2042	140,000	148,488
	Morgan Stanley Mortgage Trust
	Series 35
	0.817%, 05/20/2021 ^	141,177	141,763
	Wachovia Bank Commercial Mortgage Trust
	Series 2005-C20, Class AMFX
	5.179%, 07/15/2042	120,000	128,014
	Series 2005-C21, Class AM
	5.414%, 10/15/2044 ^	173,000	185,286
	TOTAL MORTGAGE BACKED SECURITIES
	(Cost $1,819,306)		1,731,458

	EXCHANGE TRADED FUNDS - 5.1%	Shares
	iShares Barclays 1-3 Year Credit Bond Fund	1,089	114,378
	iShares Barclays CMBS Bond Fund	7,851	401,893
	iShares Barclays MBS Bond Fund	2,060	216,774
	iShares iBoxx $ High Yield Corporate Bond Fund	2,846	258,588
	iShares iBoxx Investment Grade Corporate Bond Fund	4,279	486,307
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $1,525,214)		1,477,940

	SHORT-TERM INVESTMENT - 1.8%
	First American Government Obligations Fund - Class Z, 0.02% ^
	TOTAL SHORT-TERM INVESTMENT
	(Cost $528,925)	528,925	528,925

	Total Investments - 99.4%
	(Cost $29,728,545)		28,850,365
	Other Assets and Liabilities - 0.6%		180,080
	Total Net Assets - 100.0%		$29,030,445

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of June 30, 2013 the market value of these investments were $2,440,574, or 8.4% of total net assets.

^	Variable rate security- The rate shown is the rate in effect as of June 30, 2013.
(b)	Interest only security.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2013, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$16,794,103	$-	$16,794,103
Municipal Bonds	-	3,290,888	-	3,290,888
U.S. Government & Agency Securities	-	3,018,291	-	3,018,291
U.S. Treasury Securities	-	2,008,760	-	2,008,760
Mortgage-Backed Securities	-	1,731,458	-	1,731,458
Exchange-Traded Funds	1,477,940	-	-	1,477,940
Short-Term Investment	528,925		-	528,925
Total Investments	$2,006,865	$26,843,500	$-	$28,850,365

Transfers between levels are recognized at the end of the reporting period.  During the period ended June 30, 2013, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

Great Lakes Disciplined Equity Fund
Schedule of Investments (Unaudited)
June 30, 2013

	Shares	Value
COMMON STOCKS - 98.9%
Consumer Discretionary - 12.3%
Ford Motor Co.	26,900	$416,143
Johnson Controls, Inc.	5,900	211,161
Lowes Companies, Inc.	13,200	539,880
News Corp. - Class A *	19,200	625,920
Target Corp.	1,000	68,860
Time Warner, Inc.	11,900	688,058
TRW Automotive Holdings Corp. *	1,100	73,084
Viacom, Inc. - Class B	3,500	238,175
Wyndham Worldwide Corp.	4,600	263,258
		3,124,539
Consumer Staples - 15.8%
Altria Group, Inc.	20,600	720,794
Bunge Ltd.	3,500	247,695
ConAgra Foods, Inc.	9,100	317,863
Costco Wholesale Corp.	1,700	187,969
CVS Caremark Corp.	13,200	754,776
Kroger Co.	17,400	600,996
PepsiCo, Inc.	7,200	588,888
Procter & Gamble Co.	1,200	92,388
Sysco Corp.	6,700	228,872
Wal-Mart Stores, Inc.	3,400	253,266
		3,993,507
Energy - 5.4%
Marathon Petroleum Corp.	900	63,954
Murphy Oil Corp.	5,400	328,806
National Oilwell Varco, Inc.	7,000	482,300
Phillips 66	4,400	259,204
Tesoro Corp.	1,300	68,016
WPX Energy, Inc. *	9,200	174,248
		1,376,528
Financials - 12.3%
Bank of America Corp.	31,200	401,232
Bank of New York Mellon Corp.	3,000	84,150
Citigroup, Inc.	13,600	652,392
KeyCorp	65,600	724,224
General Growth Properties, Inc. - REIT	6,600	131,142
Lincoln National Corp.	2,200	80,234
MetLife, Inc.	13,500	617,760
Regions Financial Corp.	16,300	155,339
Wells Fargo & Co.	6,600	272,382
		3,118,855

Health Care - 16.1%
Abbott Laboratories	2,800	97,664
AbbVie, Inc.	2,600	107,484
Amgen, Inc.	1,400	138,124
Bristol-Myers Squibb Co.	13,400	598,846
Express Scripts Holding Co. *	8,600	530,534
McKesson Corp.	4,800	549,600
Medtronic, Inc.	7,900	406,613
Merck & Co., Inc.	1,400	65,030
Pfizer, Inc.	33,300	932,733
UnitedHealth Group, Inc.	800	52,384
WellPoint, Inc.	6,500	531,960
Zimmer Holdings, Inc.	900	67,446
		4,078,418
Industrials - 17.9%
Boeing Co.	6,100	624,884
CSX Corp.	6,700	155,373
Delta Air Lines, Inc.	6,100	114,131
Eaton Corp.	1,100	72,391
Equifax, Inc.	3,200	188,576
FedEx Corp.	3,400	335,172
General Dynamics Corp.	4,500	352,485
General Electric Co.	42,600	987,894
Honeywell International, Inc.	4,000	317,360
Norfolk Southern Corp.	1,700	123,505
Raytheon Co.	8,100	535,572
Southwest Airlines Co.	4,500	58,005
Tyco International Ltd.	14,500	477,775
United Parcel Service, Inc. - Class B	2,100	181,608
		4,524,731
Information Technology - 10.6%
Apple, Inc.	300	118,824
Automatic Data Processing, Inc.	4,800	330,528
CA, Inc.	2,400	68,712
Cisco Systems, Inc.	26,200	636,922
EMC Corp.	7,600	179,512
Harris Corp.	2,100	103,425
International Business Machines Corp.	800	152,888
Lam Research Corp. *	5,100	226,134
Oracle Corp.	5,800	178,176
Seagate Technology	3,700	165,871
TE Connectivity Ltd.	5,500	250,470
Western Digital Corp.	1,800	111,762
Xerox Corp.	18,600	168,702
		2,691,926
Materials - 2.0%
Ball Corp.	2,100	87,234
International Paper Co.	6,600	292,446
Nucor Corp.	2,600	112,632
		492,312

Telecommunication Services - 4.2%
AT&T, Inc.	7,300	258,420
Verizon Communications, Inc.	15,800	795,372
		1,053,792
Utilities - 2.3%
AES Corp.	13,900	166,661
CMS Energy Corp.	13,500	366,795
Xcel Energy, Inc.	2,100	59,514
		592,970
TOTAL COMMON STOCKS
(Cost $22,127,680)		25,047,578

SHORT-TERM INVESTMENT - 1.5%
First American Government Obligations Fund - Class Z, 0.02% ^
TOTAL SHORT-TERM INVESTMENT
(Cost $372,798)	372,798	372,798

Total Investments - 100.4%
(Cost $22,500,478)		25,420,376
Other Assets and Liabilities, Net - (0.4)%		(99,494)
Total Net Assets - 100.0%		$25,320,882

* Non-income producing security.
^ Variable rate security - The rate shown is the rate in effect at June 30, 2013.
REIT - Real Estate Investment Trust

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2013, the Fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total
Common Stocks	$25,047,578	$-	$-	$25,047,578
Short-Term Investment	372,798		-	372,798
Total Investments	$25,420,376	$-	$-	$25,420,376

Transfers between levels are recognized at the end of the reporting period.  During the period ended June 30, 2013, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

Great Lakes Large Cap Value Fund
Schedule of Investments (Unaudited)
June 30, 2013

	Shares	Value
COMMON STOCKS - 95.2%
Consumer Discretionary - 5.5%
Brunswick Corp.	8,520	$272,214
Target Corp.	7,800	537,108
		809,322
Consumer Staples - 15.7%
Altria Group, Inc.	7,670	268,373
Clorox Co.	3,805	316,348
Energizer Holdings, Inc.	2,820	283,438
General Mills, Inc.	7,870	381,931
Kimberly-Clark Corp.	3,870	375,932
Kraft Foods Group, Inc.	2,030	113,416
Mondelez International, Inc.	6,040	172,321
Philip Morris International, Inc.	4,690	406,248
		2,318,007
Energy - 12.2%
Chevron Corp.	4,550	538,447
ConocoPhillips	4,990	301,895
Phillips 66	2,580	151,988
Royal Dutch Shell - ADR	7,990	509,762
Spectra Energy Corp.	8,770	302,214
		1,804,306
Financials - 17.9%
American Express Co.	7,465	558,083
Ameriprise Financial, Inc.	4,530	366,386
Bank of America Corp.	11,615	149,369
Berkshire Hathaway, Inc. - Class B *	4,875	545,610
Citigroup, Inc.	3,325	159,500
Hartford Financial Services Group, Inc.	9,630	297,760
Plum Creek Timber Co., Inc. - REIT	6,000	280,020
Wells Fargo & Co.	6,995	288,684
		2,645,412
Health Care - 9.6%
Abbott Laboratories	2,505	87,374
Aetna, Inc.	6,890	437,791
Cigna Corp.	6,240	452,338
Merck & Co., Inc.	9,260	430,127
		1,407,630
Industrials # - 27.2%
3M Co.	4,985	545,110
Caterpillar, Inc.	5,200	428,948
Eaton Corp.	7,795	512,989
Emerson Electric Co.	2,865	156,257
General Electric Co.	20,280	470,293
Honeywell International, Inc.	6,390	506,982
Lockheed Martin Corp.	4,080	442,516
Norfolk Southern Corp.	2,095	152,202
Textron, Inc.	14,040	365,742
Waste Management, Inc.	10,650	429,515
		4,010,554

Materials - 1.8%
Dow Chemical Co.	8,270	266,046

Utilities - 5.3%
AGL Resources, Inc.	5,915	253,517
Duke Energy Corp.	3,870	261,225
Public Service Enterprise Group, Inc.	8,080	263,893
		778,635
TOTAL COMMON STOCKS
(Cost $12,356,582)		14,039,912

SHORT-TERM INVESTMENT - 4.3%
First American Government Obligations Fund - Class Z, 0.02% ^
TOTAL SHORT-TERM INVESTMENT
(Cost $627,940)	627,940	627,940

Total Investments - 99.5%
(Cost $12,984,522)		14,667,852
Other Assets and Liabilities, Net - 0.5%		78,497
Total Net Assets - 100.0%		$14,746,349

* Non-income producing security.
# As of June 30, 2013, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks.

^ Variable rate security - The rate shown is the rate in effect at June 30, 2013.
ADR - American Depository Receipt REIT - Real Estate Investment Trust

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2013, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$14,039,912	$-	$-	$14,039,912
Short-Term Investment	627,940		-	627,940
Total Investments	$14,667,852	$-	$-	$14,667,852

Transfers between levels are recognized at the end of the reporting period.  During the period ended June 30, 2013, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

Great Lakes Small Cap Opportunity Fund
Schedule of Investments (Unaudited)
June 30, 2013

	Shares	Value
COMMON STOCKS - 95.1%
Consumer Discretionary - 18.9%
Apollo Group, Inc. - Class A *	77,616	$1,375,355
Capella Education Co. *	25,486	1,061,492
Express, Inc. *	26,964	565,435
Gildan Activewear, Inc. - Class A	40,921	1,657,710
Harman International Industries, Inc.	12,074	654,411
Iconix Brand Group, Inc. *	28,933	850,920
John Wiley & Sons, Inc. - Class A	26,372	1,057,253
Jos. A. Bank Clothiers, Inc. *	30,244	1,249,682
Maidenform Brands, Inc. *	48,120	833,920
Quiksilver, Inc. *	96,698	622,735
Tupperware Brands Corp.	10,905	847,209
		10,776,122
Consumer Staples - 1.5%
Medifast, Inc. *	34,103	878,493

Energy - 9.0%
Dawson Geophysical Co. *	67,657	2,493,837
Hallador Energy Co.	118,448	953,506
Natural Gas Services Group, Inc. *	25,311	594,555
World Fuel Services Corp.	27,521	1,100,290
		5,142,188
Financials - 20.4%
Assurant, Inc.	24,294	1,236,808
Banco Latinoamericano de Comercio Exterior SA	68,499	1,533,693
FBL Financial Group, Inc. - Class A	28,068	1,221,239
First Niagara Financial Group, Inc.	118,816	1,196,477
Genworth MI Canada, Inc.	62,452	1,457,233
Home Capital Group, Inc.	27,535	1,453,854
Horace Mann Educators Corp.	38,477	938,069
Maiden Holdings Ltd.	226,975	2,546,659
		11,584,032
Health Care - 5.2%
Centene Corp. *	18,519	971,507
Owens & Minor, Inc.	57,914	1,959,230
		2,930,737
Industrials - 14.2%
Brady Corp. - Class A	21,647	665,212
Davis & Henderson Corp.	51,528	1,106,796
Heartland Express, Inc.	52,193	723,917
Insteel Industries, Inc.	92,584	1,622,072
Kennametal, Inc.	60,445	2,347,079
Nordson Corp.	23,618	1,636,964
		8,102,040

Information Technology - 23.9%
ARRIS Group, Inc. *	70,943	1,018,032
Checkpoint Systems, Inc. *	110,447	1,567,243
Diebold, Inc.	38,832	1,308,250
FLIR Systems, Inc.	61,788	1,666,423
Liquidity Services, Inc. *	36,545	1,267,015
Littelfuse, Inc.	15,561	1,161,006
MKS Instruments, Inc.	37,270	989,146
NETGEAR, Inc. *	18,257	557,569
Rofin-Sinar Technologies, Inc. *	48,882	1,219,117
ScanSource, Inc. *	35,609	1,139,488
Tech Data Corp. *	11,565	544,596
Zebra Technologies Corp. *	26,329	1,143,732
		13,581,617
Materials - 2.0%
Texas Industries, Inc. *	17,791	1,158,906
TOTAL COMMON STOCKS
(Cost $46,697,204)		54,154,135

SHORT-TERM INVESTMENT - 4.6%
First American Government Obligations Fund - Class Z, 0.02% ^
TOTAL SHORT-TERM INVESTMENT
(Cost $2,631,906)	2,631,906	2,631,906

Total Investments - 99.7%
(Cost $49,329,110)		56,786,041
Other Assets and Liabilities, Net - 0.3%		154,925
Total Net Assets - 100.0%		$56,940,966

* Non-income producing security.
^ Variable rate security - The rate shown is the rate in effect at June 30, 2013.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2013, the Fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total
Common Stocks	$54,154,135	$-	$-	$54,154,135
Short-Term Investment	2,631,906		-	2,631,906
Total Investments	$56,786,041	$-	$-	$56,786,041

Transfers between levels are recognized at the end of the reporting period.  During the period ended June 30, 2013, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows*:

	Great Lakes Bond Fund	Great Lakes Large Cap Value Fund
Cost of investments	$29,728,545	$12,984,522

Gross unrealized appreciation	62,160	1,791,949
Gross unrealized depreciation	(940,340)	(108,619)
Net unrealized appreciation/depreciation	$(878,180)	$1,683,330

	Great Lakes Disciplined Equity Fund	Great Lakes Small Cap Opportunity Fund
Cost of investments	$22,500,478	$49,329,110

Gross unrealized appreciation	3,171,896	8,266,783
Gross unrealized depreciation	(251,998)	(809,852)
Net unrealized appreciation	$2,919,898	$7,456,931

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  August 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  August 19, 2013

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                             Brian R. Wiedmeyer, Treasurer

Date   August 19, 2013